SCHEDULE OF PRO FORMA INFORMATION (Details) - USD ($)		Sep. 30, 2022	Jul. 25, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
CURRENT ASSETS
Cash		$ 579,357			$ 251,050
Accounts receivable		410,085			634,483
Prepaid expenses and other current assets		240,860			318,771
Inventory		91,925			107,026
Total current assets		1,522,227			1,311,330
NON-CURRENT ASSETS
Property and equipment, net		1,431,285			596,464
Capitalized drilling costs		322,806			604,574
Oil and gas properties, full cost-method		5,426,976			6,626,793	$ 11,630,135		$ 12,352,479
Right of use asset - operating leases		172,141			243,494
Other assets		13,465			14,760
Goodwill					2,100,374
Total non-current assets		7,366,673			10,186,459
TOTAL ASSETS		8,888,900			11,497,789
CURRENT LIABILITIES
Current portion of lease liability - operating leases		157,260			155,263
Cash overdraft					27,918
Total current liabilities		833,965			26,170,771
NON-CURRENT LIABILITIES
Asset retirement obligation		668,151			1,303,751
Lease liability - operating leases, net of current portion		31,236			110,235
Total non-current liabilities		792,091			1,413,986
Total liabilities		1,626,056			27,584,757
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value		1	$ 30,000,000
Common stock, $0.0001 par value		840			840
Additional paid-in capital		37,076,394			591,167
Accumulated deficit		(29,814,391)			(16,678,975)
Total stockholders’ equity (deficit) before non-controlling interest		7,262,844		$ (18,073,512)	(16,086,968)	$ (8,344,137)	$ (7,387,150)	$ (7,430,431)
Total stockholders’ equity (deficit)		7,262,844			(16,086,968)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 8,888,900			11,497,789
Scenario, Adjustment [Member]
CURRENT ASSETS
Cash	[1]
Accounts receivable	[1]
Prepaid expenses and other current assets	[1]
Inventory	[1]
Current assets held for sale	[1]
Total current assets	[1]
NON-CURRENT ASSETS
Property and equipment, net	[1]
Capitalized drilling costs	[1]
Oil and gas properties, full cost-method	[1]
Right of use asset - operating leases	[1]
Other assets	[1]
Goodwill	[1]
Total non-current assets	[1]
TOTAL ASSETS	[1]
CURRENT LIABILITIES
Accounts payable and accrued expenses	[1]
Current portion of lease liability - operating leases	[1]
Cash overdraft	[1]
Due to Ecoark Holdings.	[1]
Total current liabilities	[1]
NON-CURRENT LIABILITIES
Asset retirement obligation	[1]
Lease liability - operating leases, net of current portion	[1]
Total non-current liabilities	[1]
Total liabilities	[1]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value	[1]
Common stock, $0.0001 par value	[1]				(60)
Additional paid-in capital	[1]				(4,127,596)
Accumulated deficit	[1]				4,126,539
Total stockholders’ equity (deficit) before non-controlling interest	[1]				(1,117)
Non-controlling interest	[1]				1,117
Total stockholders’ equity (deficit)	[1]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	[1]
Scenario Adjustment [Member]
CURRENT ASSETS
Cash	[2]				(140,241)
Accounts receivable	[2]
Prepaid expenses and other current assets	[2]				(71,756)
Inventory	[2]
Current assets held for sale	[2]
Total current assets	[2]				(211,997)
NON-CURRENT ASSETS
Property and equipment, net	[2]				(1,466)
Capitalized drilling costs	[2]
Oil and gas properties, full cost-method	[2]
Right of use asset - operating leases	[2]
Other assets	[2]
Goodwill	[2]
Total non-current assets	[2]				(1,466)
TOTAL ASSETS	[2]				(213,463)
CURRENT LIABILITIES
Accounts payable and accrued expenses	[2]				(23,500)
Current portion of lease liability - operating leases	[2]
Cash overdraft	[2]
Due to Ecoark Holdings.	[2]
Total current liabilities	[2]				(23,500)
NON-CURRENT LIABILITIES
Asset retirement obligation	[2]
Lease liability - operating leases, net of current portion	[2]
Total non-current liabilities	[2]
Total liabilities	[2]				(23,500)
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value	[2]
Common stock, $0.0001 par value	[2]
Additional paid-in capital	[2]				(189,963)
Accumulated deficit	[2]
Total stockholders’ equity (deficit) before non-controlling interest	[2]				(189,963)
Non-controlling interest	[2]
Total stockholders’ equity (deficit)	[2]				(189,963)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	[2]				(213,463)
Pro Forma [Member]
CURRENT ASSETS
Cash					251,050
Accounts receivable					634,483
Prepaid expenses and other current assets					318,771
Inventory					107,026
Current assets held for sale
Total current assets					1,311,330
NON-CURRENT ASSETS
Property and equipment, net					596,464
Capitalized drilling costs					604,574
Oil and gas properties, full cost-method					6,626,793
Right of use asset - operating leases					243,494
Other assets					14,760
Goodwill					2,100,374
Total non-current assets					10,186,459
TOTAL ASSETS					11,497,789
CURRENT LIABILITIES
Accounts payable and accrued expenses					918,700
Current portion of lease liability - operating leases					155,263
Cash overdraft					27,918
Due to Ecoark Holdings.					25,068,890
Total current liabilities					26,170,771
NON-CURRENT LIABILITIES
Asset retirement obligation					1,303,751
Lease liability - operating leases, net of current portion					110,235
Total non-current liabilities					1,413,986
Total liabilities					27,584,757
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value
Common stock, $0.0001 par value					840
Additional paid-in capital					591,167
Accumulated deficit					(16,678,975)
Total stockholders’ equity (deficit) before non-controlling interest					(16,086,968)
Non-controlling interest
Total stockholders’ equity (deficit)					(16,086,968)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY					11,497,789
White River Holdings Corp [Member]
CURRENT ASSETS
Cash					251,050
Accounts receivable					634,483
Prepaid expenses and other current assets					318,771
Inventory					107,026
Current assets held for sale
Total current assets					1,311,330
NON-CURRENT ASSETS
Property and equipment, net					596,464
Capitalized drilling costs					604,574
Oil and gas properties, full cost-method					6,626,793
Right of use asset - operating leases					243,494
Other assets					14,760
Goodwill					2,100,374
Total non-current assets					10,186,459
TOTAL ASSETS					11,497,789
CURRENT LIABILITIES
Accounts payable and accrued expenses					918,700
Current portion of lease liability - operating leases					155,263
Cash overdraft					27,918
Due to Ecoark Holdings.					25,068,890
Total current liabilities					26,170,771
NON-CURRENT LIABILITIES
Asset retirement obligation					1,303,751
Lease liability - operating leases, net of current portion					110,235
Total non-current liabilities					1,413,986
Total liabilities					27,584,757
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value
Common stock, $0.0001 par value					60
Additional paid-in capital					591,947
Accumulated deficit					(16,678,975)
Total stockholders’ equity (deficit) before non-controlling interest					(16,086,968)
Non-controlling interest
Total stockholders’ equity (deficit)					(16,086,968)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY					11,497,789
Historical White River Energy Corp. [Member]
CURRENT ASSETS
Cash					140,241
Accounts receivable
Prepaid expenses and other current assets					71,756
Inventory
Current assets held for sale
Total current assets					211,997
NON-CURRENT ASSETS
Property and equipment, net					1,466
Capitalized drilling costs
Oil and gas properties, full cost-method
Right of use asset - operating leases
Other assets
Goodwill
Total non-current assets					1,466
TOTAL ASSETS					213,463
CURRENT LIABILITIES
Accounts payable and accrued expenses					23,500
Current portion of lease liability - operating leases
Cash overdraft
Due to Ecoark Holdings.
Total current liabilities					23,500
NON-CURRENT LIABILITIES
Asset retirement obligation
Lease liability - operating leases, net of current portion
Total non-current liabilities
Total liabilities					23,500
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value
Common stock, $0.0001 par value					840
Additional paid-in capital					4,316,779
Accumulated deficit					(4,126,539)
Total stockholders’ equity (deficit) before non-controlling interest					191,080
Non-controlling interest					(1,117)
Total stockholders’ equity (deficit)					189,963
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY					$ 213,463

[1]	To reflect the retained earnings and other equity balances of White River Holdings Corp,
[2]	To reclassify assets sold of Norr/Elysian in September 2022